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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------------------
           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:  28-6862
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      11/14/00
---------------------               ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               34
                                            ---------------------------
Form 13F Information Table Value Total:     $       332,976
                                            ---------------------------
                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2000

                                                                                 ITEM 5:
                                  ITEM 2:          ITEM 3:         ITEM 4:      Shares or
          ITEM 1:                 Title of          Cusip           Fair        Principal
       Name of Issuer              Class            Number      Market Value      Amount
----------------------------------------------------------------------------------------------
AMER TEL & TEL               COMMON STOCK         001957109          5,340,375      181,800
LIBERTY MEDIA CORP.          COM LIB GRP A        001957208         30,901,392    1,716,744
ASSOCIATES FIRST CAPITAL     CL A                 046008108         15,078,400      396,800
BERKSHIRE HATHAWAY CL B      CL B                 084670207         12,627,000        6,100
BESTFOODS                    COMMON STOCK         08658U101         12,032,850      165,400
C CUBE MICROSYSTEMS          COMMON STOCK         12501N108          5,438,650      265,300
CABLEVISION SYSTEMS          CL A                 12686C109         16,027,731      241,700
CHASE MANHATTAN CORP         COMMON STOCK         16161A108          9,168,219      198,500
COMMSCOPE                    COMMON STOCK         203372107          6,886,950      281,100
CONSECO                      COMMON STOCK         208464107          5,043,175  661,400 PUT
ENERGIZER HOLDINGS           COMMON STOCK         29266R108          1,376,900       56,200
EXXON MOBIL CORP.            COMMON STOCK         30231G102         15,008,650      168,400
GEMSTAR-TV GUIDE INTL        COMMON STOCK         36866W106         11,794,028      135,272
GILLETTE CO.                 COMMON STOCK         375766102          5,109,813      165,500
HARCOURT GENERAL             COMMON STOCK         41163G101            377,600        6,400
IMS HEALTH INC.              COMMON STOCK         449934108          2,060,475       99,300
LIBERTY DIGITAL INC.         CL A                 530436104          2,707,425      133,700
MICROSOFT CORP               COMMON STOCK         594918104          6,976,950      115,800
MICROSOFT CORP               COMMON STOCK         594918104          7,971,075  132,300 PUT
NABISCO                      CL A                 629526104          8,175,375      152,100
NASDAQ 100 SHARES UNIT SER 1 UNIT SER 1           631100104         14,683,581      165,100
NET2PHONE INC.               COMMON STOCK         64108N106          2,081,250       92,500
NEWS CORP.LTD.PFD.           SP ADR PFD           652487802         40,476,563      863,500
PACIFICARE HEALTH            COMMON STOCK         695112102          4,160,094  119,500 PUT
PARAMETRIC TECHNOLOGY        COMMON STOCK         699173100          1,233,750      112,800
AMERITECH                    COMMON STOCK         78387G103            656,250  10,000 CALL
S&P DEPOS.RECEIPTS           UNIT SER 1           78462F103         45,083,888      313,900
STAPLES                      COMMON STOCK         855030102          2,813,381      198,300
SUMMIT BANCORP INC.          COMMON STOCK         866005101          3,422,400       99,200
SYBRON INTL. CORP.           COMMON STOCK         87114F106          6,585,600      274,400
US BANCORP                   COMMON STOCK         902973106          7,525,700      330,800
WORLDCOM INC                 COMMON STOCK         98157D106          4,522,838      148,900
YAHOO                        COMMON STOCK         984332106          3,594,500       39,500
YAHOO                        COMMON STOCK         984332106          6,033,300   66,300 PUT




                                                                322,976,127.75



Table continued...

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2000

                                             ITEM 6:                                           ITEM 8:
                                      INVESTMENT DISCRETION                            VOTING AUTHORITY SHARES
                                            (b) Shares                ITEM 7:
          ITEM 1:                           as Defined   (c) Shared   Managers
       Name of Issuer          (a) Sole    in Instr. V      Other     See Instr. V. (a) Sole     (b) Shared    (c) None
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
AMER TEL & TEL                     X                                                 X
LIBERTY MEDIA CORP.                X                                                 X
ASSOCIATES FIRST CAPITAL           X                                                 X
BERKSHIRE HATHAWAY CL B            X                                                 X
BESTFOODS                          X                                                 X
C CUBE MICROSYSTEMS                X                                                 X
CABLEVISION SYSTEMS                X                                                 X
CHASE MANHATTAN CORP               X                                                 X
COMMSCOPE                          X                                                 X
CONSECO                            X                                                 X
ENERGIZER HOLDINGS                 X                                                 X
EXXON MOBIL CORP.                  X                                                 X
GEMSTAR-TV GUIDE INTL              X                                                 X
GILLETTE CO.                       X                                                 X
HARCOURT GENERAL                   X                                                 X
IMS HEALTH INC.                    X                                                 X
LIBERTY DIGITAL INC.               X                                                 X
MICROSOFT CORP                     X                                                 X
MICROSOFT CORP                     X                                                 X
NABISCO                            X                                                 X
NASDAQ 100 SHARES UNIT SER 1       X                                                 X
NET2PHONE INC.                     X                                                 X
NEWS CORP.LTD.PFD.                 X                                                 X
PACIFICARE HEALTH                  X                                                 X
PARAMETRIC TECHNOLOGY              X                                                 X
AMERITECH                          X                                                 X
S&P DEPOS.RECEIPTS                 X                                                 X
STAPLES                            X                                                 X
SUMMIT BANCORP INC.                X                                                 X
SYBRON INTL. CORP.                 X                                                 X
US BANCORP                         X                                                 X
WORLDCOM INC                       X                                                 X
YAHOO                              X                                                 X
YAHOO                              X                                                 X
